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                                       The
                                     ORBITEX
                                  Cash Reserves
                                      Fund

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                                  Annual Report

                                December 31, 2001

[OBJECT OMITTED]






January 16, 2002

Dear Shareholder:

The past six months have proven to be some of the most challenging times in market history for investors. As the economy began to weaken heading into the month of September, markets weakened as well. Then, on September 11, 2001, the market conditions were exacerbated by the tragic terrorist attacks that astonished our nation. Now, with the triple threat of a prolonged military conflict abroad, bio-terrorism at home and negative news flows, investors and financial professionals alike are concerned about the economy and the market.

Ironically the end of September served to provide a temporary bottom in the markets. The markets have rebounded smartly from those lows. Fixed income and money market funds have been a safer place for many investors during this volatile investment period. Although the Federal Reserve Board has continued to lower interest rates creating higher prices and yield reductions, the Cash Reserves Money Market Fund has performed well.

Looking toward the future, we plan to continue to manage the fund in accordance with its objective in order to meet your expectations. The fund is sub-advised by AMR, whose wealth of experience reaches the 16-year mark this year.

Thank you for entrusting us with your assets and supporting the Orbitex Group of Funds. We look forward to serving your investment needs for many years to come. If you have any questions or concerns, please call 1-888-ORBITEX.

Sincerely,



/s/ RICK STIERWALT
------------------
Rick Stierwalt
President--Orbitex Group of Funds














An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.




                           ORBITEX CASH RESERVES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001


ASSETS:
      Investment in AMR Investment Services Money
        Market Portfolio, at cost/value                              $40,083,088
      Receivable for fund shares sold                                  2,492,680
      Receivable due from advisor (Note 3)                                38,610
      Prepaid expenses and other assets                                   10,999
                                                                     -----------
Total Assets                                                          42,625,377
                                                                     -----------

LIABILITIES:
      Dividends payable                                                   10,596
      Accrued expenses and other liabilities                              24,304
                                                                     -----------
 Total Liabilities                                                        34,900
                                                                     -----------

Net Assets                                                           $42,590,477
                                                                     ===========

COMPOSITION OF NET ASSETS:
      Paid in capital                                                $42,590,477
                                                                     -----------

Net Assets                                                           $42,590,477
                                                                     ===========

Institutional Shares:
      (no par value per share)                                        38,154,645
                                                                     -----------
Net Asset Value                                                      $      1.00
                                                                     ===========

Investor Shares:
      (no par value per share)                                         4,435,832
                                                                     -----------
Net Asset Value                                                      $      1.00
                                                                     ===========








--------------------------------------------------------------------------------
See Notes to Financial Statements.



                           ORBITEX CASH RESERVES FUND
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001



INVESTMENT INCOME - Allocated From AMR
   INVESTMENT SERVICES MONEY MARKET PORTFOLIO:
      Interestnincome                                               $ 1,676,150
      Net expense (Note 3)                                              (42,157)
                                                                    -----------
NET INVESTMENT INCOME ALLOCATED FROM AMR
     INVESTMENT SERVICES MONEY MARKET PORTFOLIO                       1,633,993
                                                                    -----------

EXPENSES (Note 3):
      Transfer agent fee (Institutional Shares)                          53,024
      Transfer agent fee (Investor Shares)                                5,006
      Fund accounting fee                                                38,776
      Registration fees                                                  16,573
      Administration fee                                                  8,000
      Audit fee                                                           8,000
      Custodian fee                                                       6,286
      Distribution fee (Investor Shares)                                  4,972
      Trustees' fees                                                      4,551
      Legal fee                                                           3,302
      Printing expense                                                    2,990
      Other                                                               1,793
                                                                    -----------
TOTAL EXPENSES                                                          153,273
      Less: Expenses reimbursed and fees waived                         (93,640)
                                                                    -----------
NET EXPENSES                                                             59,633
                                                                    -----------

NET INVESTMENT INCOME                                                 1,574,360
                                                                    -----------

NET REALIZED GAIN - ALLOCATED FROM AMR
   INVESTMENT SERVICES MONEY MARKET PORTFOLIO                             4,892
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,579,252
                                                                    ===========












--------------------------------------------------------------------------------
See Notes to Financial Statements.



                           ORBITEX CASH RESERVES FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                               For the Year            For the
                                                                   Ended            Period Ended
                                                             December 31, 2001  December 31, 2000 (1)
                                                             -----------------  ---------------------
OPERATIONS:
     Net investment income                                         $  1,574,360    $    316,746
     Net realized gain                                                    4,892            --
                                                                   ------------    ------------
     Increase in Net Assets From Operations                           1,579,252         316,746
                                                                   ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income:
         Institutional Shares                                        (1,513,603)       (313,823)
         Investor Shares                                                (60,757)         (2,923)
     From net realized gains:
         Institutional Shares                                            (4,553)           --
         Investor Shares                                                   (339)           --
                                                                   ------------    ------------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS       (1,579,252)       (316,746)
                                                                   ------------    ------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
     Institutional Shares:
         Sales of Shares                                             19,592,068      27,998,573
         Reinvestment of distributions                                1,513,368         313,823
         Redemption of Shares                                        (9,634,485)     (1,628,702)
                                                                   ------------    ------------
     INCREASE IN NET ASSETS FROM INSTITUTIONAL SHARETRANSACTIONS     11,470,951      26,683,694
                                                                   ------------    ------------

     Investor Shares:
         Sales of Shares                                             63,515,396       1,133,014
         Reinvestment of distributions                                   40,393           2,923
         Redemption of Shares                                       (60,221,765)        (34,129)
                                                                   ------------    ------------
     INCREASE IN NET ASSETS FROM INVESTOR SHARE TRANSACTIONS          3,334,024       1,101,808
                                                                   ------------    ------------

NET INCREASE IN NET ASSETS                                           14,804,975      27,785,502

Net Assets, Beginning of Year                                        27,785,502            --
                                                                   ------------    ------------
NET ASSETS, END OF YEAR                                            $ 42,590,477    $ 27,785,502
                                                                   ============    ============

------------
(1) For the period from June 7, 2000 (commencement of operations) to December 31, 2000.




--------------------------------------------------------------------------------
See Notes to Financial Statements.

Orbitex Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                    Institutional Shares               Investor Shares
                                                                --------------------------------------------------------------
                                                                  For the         For the         For the          For the
                                                                    Year          Period           Year             Period
                                                                    Ended          Ended           Ended             Ended
                                                                 December 31,   December 31,     December 31,     December 31,
                                                                    2001          2000(1)           2001            2000(2)
                                                                --------------------------------------------------------------

Net Asset Value, Beginning of Year                              $     1.0000     $     1.0000     $    1.0000     $    1.0000
     Net investment income from investment operations                 0.0408           0.0370          0.0372          0.0282
     Distributions from net investment income                        (0.0408)         (0.0370)        (0.0372)        (0.0282)
                                                                ------------     ------------     -----------     -----------
Net Asset Value, End of Year                                    $     1.0000     $     1.0000     $    1.0000     $    1.0000
                                                                ============     ============     ===========     ===========

Total Return (3)(4)                                                     4.15%            6.59%           3.78%           6.22%

Ratio/Supplementary Data:
Net Assets, at End of Year (000's omitted)                      $     38,155     $     26,684     $     4,436     $     1,102

Ratio of Expenses to Average Net Assets:
     Expenses including reimbursement/waiver (3)(5)                     0.24%            0.24%           0.60%           0.60%
     Expenses excluding reimbursement/waiver (3)(5)                     0.48%            2.08%           0.84%           2.68%
     Net investment income including reimbursement/waiver (3)           4.04%            6.50%           3.06%           6.16%


---------------
(1)  For the period June 7, 2000 (commencement of operations) to December 31,
     2000.
(2)  For the period July 18, 2000 (commencement of class) to December 31, 2000.
(3)  Annualized, for periods less than one year.
(4) Total returns are historical and assume reinvestment of dividends and capital gain distributions. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(5)  Includes the Fund's share of the Portfolio's allocated expenses.









--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX CASH RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

The Orbitex Cash Reserves Fund (the "Fund") is a series of the Orbitex Group of Funds (the "Trust"), a Trust organized in the State of Delaware in December 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Currently, the Fund consists of four classes of shares, two of which are active: Institutional Shares and Investor Shares. The Trust Instrument of the Trust authorizes the Fund to issue an unlimited number of shares of beneficial interest without par value.

The Fund currently seeks to achieve its investment objectives by investing all of its investable assets in AMR Investment Services Money Market Portfolio (the "Portfolio"), a registered open-end management investment company with substantially the same investment objectives and policies as the Fund. The Portfolio is managed by AMR Investment Services, Inc. ("AMR") a wholly owned subsidiary of AMR Corporation. The Fund may withdraw its investments from the Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investments in the Portfolio as partnership investments, commonly referred to as a master-feeder arrangement.

The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At December 31, 2001, the percentage of the Portfolio owned by the Fund was less than 1%.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal periods. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. Valuation of securities held in the Portfolio are discussed in the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Portfolio's income, expenses and realized gain and loss. In addition, the Fund accrues its own expenses. The expenses of the Fund that are directly identifiable to a specific class are charged to that class. Expenses that are not readily identifiable to a specific class are allocated based on net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

REALIZED GAIN AND LOSS - Security transactions are recorded on trade date. Realized gain and loss on investments sold are recorded on the basis of identified cost.

ORBITEX CASH RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------




NOTE 3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS

ADVISORY FEES

The Fund has entered into an investment advisory agreement with Orbitex Management, Inc. (the "Advisor"). As long as the Fund invests all of its investable assets in the Portfolio, investment decisions will be made by AMR. For its services, the Portfolio pays AMR a fee accrued and paid daily at an annualized rate of 0.10% of the average daily net assets. In the event the Fund was to withdraw its investments from the Portfolio, the Advisor would act as investment advisor to the Fund and the Advisor would be entitled to a fee based on the Fund's average daily net assets.

The Advisor has agreed to reimburse certain operating expenses to the extent necessary to limit total operating expenses to 0.24% and 0.60% of the average daily net assets of Institutional Shares and Investor Shares, respectively. Expenses reimbursed by the Advisor for the year ended December 31, 2001 amounted to $38,265.

ADMINISTRATION, FUND ACCOUNTING AND TRANSFER AGENT FEES

Orbitex Fund Services, Inc ("OFS"), formerly American Data Services, Inc., an affiliate of the Advisor, serves as the administrator of the Fund. For providing administration services to the Fund, OFS receives a fee accrued daily and payable monthly, at the annualized rate of 0.02% of the Fund's average daily net assets.

OFS also acts as the fund accounting agent and transfer agent of the Fund. For providing fund accounting services, the Fund pays OFS a fixed monthly fee for average net assets less than $25 million and at an annualized rate of 0.02% thereafter, plus out-of-pocket expenses. For providing transfer agent services, the Fund pays OFS a minimum monthly or per account fee plus certain transaction fees which are allocated by shareholder accounts.

Expenses waived by OFS for the year ended December 31, 2001 amounted to $55,375.

CUSTODIAN

Circle Trust Company ("CTC"), an affiliate of the Adviser, is the Fund's custodian.

TRUSTEES FEES

The Fund pays no compensation to its Trustees who are employees of the Advisor. Trustees who are not Advisor employees receive a fee of $2,500 for each regular meeting of the Board that the Trustee attends. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

DISTRIBUTION FEES

The Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940. The distributor of the Fund is Orbitex Funds Distributor, Inc. ("OFD"), an affiliate of the Advisor. Under the Plan and Agreement, the Fund compensates OFD for distributing the Fund's Investor class shares. The distribution fee is payable at the annualized rate of 0.25% of the average net assets of the Investor class shares. No distribution fees are paid to OFD as distributor for the Institutional class shares.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
Orbitex Cash Reserves Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Orbitex Cash Reserves Fund (the "Fund"; a series of the Orbitex Group of Funds) at December 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from June 7, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

New York, New York
February 19, 2002

           The Trustees and officers of the Orbitex Group of Funds Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 410 Park Ave, New York, NY 10022. Each Trustee oversees 12 funds in the fund complex that includes the Orbitex Group of Funds Trust and the Orbitex Life Sciences & Biotechnology Fund, Inc.



                              POSITION, TERM OF OFFICE
                             AND LENGTH OF TIME SERVED
                               WITH THE ORBITEX TRUST
NAME, AGE AND ADDRESS                                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------                                     ---------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE
                                        TERM
                              Lifetime of Trust until
                              removal, resignation or
                                     retirement

Richard E. Stierwalt (47)      Trustee, Chairman and     Co-Chairman, Chief Executive Officer and Director, Orbitex Financial
                               President since 1998      (2000-Present) President, Chief Executive Officer and Director, Orbitex
                                                         Management, Inc. (1998-2000) (investment management); Consultant, BISYS
                                                         Management, Inc. (1996-1998) (mutual fund distributor); Chairman of the
                                                         Board and Chief Executive Officer, Concord Financial Group (1987-1996)
                                                         (administrator and distributor of funds).


------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
                                        TERM
                              Lifetime of Trust until
                              removal, resignation or
                                     retirement

Ronald S. Altbach. (54)          Trustee since 1997      Chief Executive Officer, Cross Media Marketing Corp. (1997-Present)
1540 West Park Avenue                                    Chairman, Paul Sebastian, Inc. (1994-1997) (perfume distributor).
Ocean, New Jersey 07712


Stephen H. Hamrick (49)          Trustee since 1998      President, Carey Financial Corp. (1995-present) (broker dealer).
Carey Financial Corp.
50 Rockefeller Plaza
New York, NY 10020

Leigh Wilson (52)                Trustee since 1998      Chairman & CEO, New Century Care, Inc. (1989-present) (merchant bank);
53 Sylvan Road North                                     Principal, New Century Living, Inc. (1995-present); Director, Chimney Rock
Westport, Connecticut 06880                              Vineyard and Chimney Rock Winery; President and Director, Key Mutual Funds
                                                         (1989-present).

-------------------------------------------------------- ---------------------------------------------------------------------------




                              POSITION, TERM OF OFFICE
                             AND LENGTH OF TIME SERVED
                               WITH THE ORBITEX TRUST
NAME, AGE AND ADDRESS                                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------                                    ---------------------------------------------------------------------

-------------------------------------------------------- ---------------------------------------------------------------------------
OFFICERS

                                        TERM
                              Lifetime of Trust until
                              removal, resignation or
                                     retirement

Neil Feinberg (39)              President and Chief      President and Chief Investment Officer, Orbitex Management, Inc.
                              Investment Officer since   (2000-present);  General Partner,  Nebo  Management  (1999-present)
                                        2000             (investment  advisor);  Director  and  Senior Portfolio Manager,
                                                         Mackey-Shields Financial Corp. (1992-1999) (investment advisor).

M. Fyzul Khan (30)             VP and Secretary since    General  Counsel,   Financial  Services  Group,  Inc.   (1998-present);
                                        1998             Attorney,  CIBC Oppenheimer (1997-1998); Law student, Widener University
                                                         School of Law (1994-1997).

Kevin Meehan (39)                 VP and Assistant       President,  Orbitex  Fund  Services,  Inc.  (2001 - present);  Chief
                                Secretary since 1998     Operating  Officer, Orbitex Financial  Services Group  (1998-2001);
                                 KPMG (1995-1998).       Manager,  Investor Services  Consulting,

Vali Nasr  (48)                VP and Treasurer since    Chief  Financial  Officer,  Orbitex  Management,  Inc.  (1999-present);
                                        1999             Chief  Financial Officer and Chief Operating Officer,  Investment Advisory
                                                         Network  (1998-1999)  (software developer);  Chief Financial  Officer and
                                                         Chief Operations  Officer,  PMC  International, Inc. (1992-1998)
                                                         (investment advisor, broker-dealer, and software developer).

Catherine McCabe (34)            AVP and Assistant       Legal  Counsel,  Orbitex  Financial  Services  Group,  Inc.
                                Secretary since 2000     (2001-present);   Compliance Officer,  Orbitex Management,  Inc. (March
                                                         2000-present);  Compliance Analyst,  Mutual of New York (2000) (Life
                                                         Insurance Co.);  Compliance Analyst,  Mutual of America (1996-2000)
                                                         (Life Insurance Co.).

Michael Wagner (50)          Assistant Treasurer since   Senior Vice President, Orbitex Fund Services, Inc. (1987-present)
150 Motor Parkway                       1999             (Financial Services).
Hauppauge, NY 11788
                                                         Chief  Operations  Officer,  Orbitex  Management,  Inc.  (2000-present);
Robert A. Youree (34)         Vice President and Chief   Chief Financial Officer,    Whitehorse   Partners   (1999-2000)
                              Operations Officer since   (investment    advisor);    Registered Representative,  Nations Financial
                                        2000             Group,  Inc.  (1998-2000)  (broker dealer,  investment advisor);  Director of  Research,  Fairfax  Capital  Management  (1996-2000)  (investment management consulting);  Registered Representative,  Aegon securities
                                                         (1996-1998) (broker dealer).
-------------------------------------------------------- --------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO


SCHEDULE OF INVESTMENTS DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------
in thousands, except share amounts


                                                                                  Par
                                                                                 Amount       Value
                                                                               ----------   ---------

FIXED RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 5.75%
DOMESTIC BANKS
Bank One, NA, 2.49%, Due 3/28/2002                                             $  275,000   $  275,032
                                                                                            ----------
       TOTAL DOMESTIC BANKS                                                                    275,032
                                                                                            ----------
FOREIGN BANKS
Svenska Handelsbanken, 4.50%, Due 3/22/2002                                       200,000      200,000
                                                                                            ----------
       TOTAL FOREIGN BANKS                                                                     200,000
                                                                                            ----------
       TOTAL FIXED RATE CERTIFICATES OF DEPOSIT AND BANK NOTES                                 475,032
                                                                                            ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 16.64%
DOMESTIC BANKS
Banco Popular de Puerto Rico, (Note C)
  3.62%, Due 10/1/2002                                                            200,000      200,000
  2.26%, Due 12/16/2002                                                           300,000      300,000
Bank of America, NA, 2.08%, Due 2/19/2002                                          70,000       70,013
Branch Banking & Trust Company,
  2.11%, Due 5/15/2002                                                             50,000       50,026
  2.03%, Due 6/24/2002                                                             32,500       32,527
First Union National Bank,
  2.00%, Due 5/10/2002                                                            100,000      100,000
  2.00%, Due 5/14/2002                                                            150,000      150,000
  2.22%, Due 5/15/2002                                                            100,000      100,046
  2.06%, Due 12/20/2002                                                            87,000       87,189
Fleet National Bank, NA,
  2.54%, Due 1/22/2002                                                              5,000        5,001
  2.09%, Due 3/6/2002                                                              22,000       22,007
  2.07%, Due 3/12/2002                                                             10,000       10,003
  2.02%, Due 6/17/2002                                                             20,000       20,017
  2.06%, Due 6/28/2002                                                             50,000       50,044
National City Bank,
  2.17%, Due 2/22/2002                                                             95,000       95,019
  2.08%, Due 3/1/2002                                                              15,000       15,002
  2.49%, Due 10/10/2002                                                            25,000       25,025
  2.10%, Due 11/13/2002                                                            43,000       43,048
                                                                                            ----------
       TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES                            1,374,967
                                                                                            ----------
VARIABLE RATE FUNDING AGREEMENTS - 15.43% General Electric Capital Assurance
Company, (Note B)
  2.30%, Due 2/1/2002                                                             200,000      200,000
  2.17%, Due 12/2/2002                                                            200,000      200,000
Jackson National Life Insurance Company, 2.05%, Due 8/30/2002 (Note A)            100,000      100,000
Metropolitan Life Insurance Company,  (Note B)
  2.31%, Due 7/19/2002                                                            200,000      200,000
  2.31%, Due 11/22/2002                                                           100,000      100,000
Security Life of Denver, (Note B)
  2.01%, Due 3/29/2002                                                            200,000      200,000
  2.12%, Due 5/14/2002                                                            100,000      100,000
Travelers Insurance Company, 2.07%, Due 9/11/2002 (Note B)                        175,000      175,000
                                                                                            ----------
       TOTAL VARIABLE RATE FUNDING AGREEMENTS                                                1,275,000
                                                                                            ----------


                             See accompanying notes

-----------------------------------------------------------------------------------------------------------------
AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO


SCHEDULE OF INVESTMENTS DECEMBER 31, 2001 (continued)
-----------------------------------------------------------------------------------------------------------------
in thousands, except share amounts


                                                                    Par
                                                                   Amount         Value
                                                                 ---------      ---------

ASSET-BACKED COMMERCIAL PAPER, 144A (Notes D and E) - 13.15%
Kittyhawk Funding,

  2.42%, Due 3/20/2002                                            $  150,000    $  149,214
  1.88%, Due 6/3/2002                                                 91,110        90,382
Scaldis Capital, LLC,
  2.48%, Due 3/1/2002                                                 68,025        67,749
  2.27%, Due 3/20/2002                                                30,349        30,199
  2.47%, Due 3/22/2002                                                22,277        22,155
  2.47%, Due 3/27/2002                                                60,709        60,355
  2.47%, Due 3/28/2002                                                30,288        30,109
  2.25%, Due 4/5/2002                                                 49,998        49,704
  2.27%, Due 4/5/2002                                                 15,163        15,073
  2.27%, Due 4/12/2002                                                74,386        73,912
Sigma Financial, Incorporated,
  3.56%, Due 3/28/2002                                                55,000        54,532
  3.52%, Due 4/3/2002                                                 30,000        29,730
  3.52%, Due 4/15/2002                                                76,000        75,227
  3.52%, Due 4/29/2002                                                86,000        85,008
Stellar Funding Group, Incorporated,
  2.17%, Due 1/18/2002                                                 8,620         8,611
  2.15%, Due 1/29/2002                                                19,703        19,670
  2.16%, Due 1/31/2002                                                 5,027         5,018
  2.50%, Due 2/28/2002                                                 7,079         7,050
  2.50%, Due 3/1/2002                                                 11,820        11,772
  2.47%, Due 3/5/2002                                                  8,199         8,164
  2.31%, Due 3/6/2002                                                 30,000        29,877
  2.47%, Due 3/11/2002                                                 3,198         3,183
  2.47%, Due 3/15/2002                                                11,449        11,392
  2.47%, Due 3/19/2002                                                10,143        10,089
  2.47%, Due 3/28/2002                                                 6,076         6,040
  2.48%, Due 4/1/2002                                                 12,735        12,656
  2.47%, Due 6/24/2002                                                39,063        38,597
  2.47%, Due 6/25/2002                                                58,231        57,532
Tulip Funding Corporation, 4.07%, Due 1/18/2002                       23,884        23,838
                                                                                ----------
       TOTAL ASSET-BACKED COMMERCIAL PAPER                                       1,086,838
                                                                                ----------
COMMERCIAL PAPER, (Note E) - 24.42
Spintab-Swedmortgage AB, 1.86%, Due 4/10/2002                         85,000        84,565
Bank of Scotland Treasury,
  2.24%, Due 4/5/2002                                                 50,000        49,708
  2.24%, Due 4/8/2002                                                 72,000        71,566
  2.20%, Due 4/23/2002                                               100,000        99,316
Credit Suisse First Boston, 144A (Note D), 2.22%, Due 4/22/2002       80,000        79,452
Danske Corporation,
  2.46%, Due 3/11/2002                                                70,000        69,670
  2.26%, Due 4/9/2002                                                100,000        99,386
  1.88%, Due 5/16/2002                                                50,280        49,926
  1.88%, Due 5/31/2002                                               200,000       198,433
Dresdner Bank, AG, 2.23%, Due 4/4/2002                               200,000       198,848
General Electric Capital Corporation,





                             See accompanying notes

-----------------------------------------------------------------------------------------------------------------
AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO


SCHEDULE OF INVESTMENTS DECEMBER 31, 2001 (continued)
-----------------------------------------------------------------------------------------------------------------
in thousands, except share amounts


                                                                                     Par
                                                                                   Amount           Value
                                                                                -----------       ---------

  2.35%, Due 1/31/2002                                                              $ 50,000         $ 49,902
  3.56%, Due 3/27/2002                                                               200,000          198,319
  3.56%, Due 3/28/2002                                                               200,000          198,299
  2.23%, Due 4/16/2002                                                               200,000          198,699
Sao Paolo US Financial Company,
  1.89%, Due 4/30/2002                                                                50,000           49,688
  1.87%, Due 5/30/2002                                                                75,000           74,420
  1.90%, Due 6/3/2002                                                                 50,000           49,596
Wells Fargo Financial Company, 1.96%, Due 4/29/2002                                  100,000           99,358
Westdeutsche Landesbank, 1.90%, Due 4/8/2002                                         100,000           99,488
                                                                                                -------------
       TOTAL COMMERCIAL PAPER                                                                       2,018,639
                                                                                                -------------
VARIABLE RATE MEDIUM-TERM NOTES - 18.11% American Honda Finance Corporation,
144A, (Note D)
  2.03%, Due 5/14/2002                                                               100,000           99,996
  2.10%, Due 5/17/2002                                                               125,000          124,998
  2.02%, Due 6/10/2002                                                                50,000           49,998
  1.93%, Due 6/12/2002                                                               100,000          100,000
  2.16%, Due 8/27/2002                                                                75,000           75,000
  2.15%, Due 11/20/2002                                                              100,000          100,000
Associates Corporation,
  2.23%, Due 2/22/2002                                                                86,000           86,016
  2.33%, Due 5/1/2002                                                                 20,000           20,009
  2.22%, Due 5/17/2002                                                                12,000           12,007
Bank of America Corporation, 2.38%, Due 4/30/2002                                     45,000           45,028
Chase Manhattan Corporation,
  2.68%, Due 1/3/2002                                                                 17,000           17,000
  2.21%, Due 2/22/2002                                                                30,000           30,006
  2.41%, Due 1/30/2003                                                                20,000           20,040
Credit Suisse First Boston, 144A (Note D) , 2.11%, Due 12/11/2002                     25,000           25,055
First Security Bank, 2.54%, Due 10/10/2002                                            34,000           34,039
Goldman Sachs Group, LP,
  2.61%, Due 1/14/2002                                                                15,000           15,001
  2.60%, Due 1/14/2002                                                                23,000           23,001
  2.55%, Due 1/23/2002                                                                10,000           10,001
Merrill Lynch & Company,
  2.45%, Due 1/7/2002                                                                 70,000           70,000
  2.45%, Due 2/4/2002                                                                125,000          124,999
  2.50%, Due 7/24/2002                                                                15,000           15,018
Morgan Stanley Dean Witter Company,
  2.44%, Due 1/28/2002                                                               176,300          176,325
  2.63%, Due 1/16/2003                                                                19,800           19,849
Salomon Smith Barney Holdings,
  2.50%, Due 1/24/2002                                                                30,000           30,003
  2.10%, Due 9/11/2002                                                                20,000           20,017
Wachovia Bank, 2.07%, Due 5/23/2002                                                   15,000           15,003
Wells Fargo & Company,
  2.43%, Due 4/26/2002                                                               122,975          123,031
  2.27%, Due 10/30/2002                                                               15,000           15,018
                                                                                                -------------
       TOTAL VARIABLE RATE MEDIUM-TERM NOTES                                                        1,496,458
                                                                                                -------------
OTHER SHORT-TERM INVESTMENTS - 6.66%                                                Shares
                                                                                 -------------
AIM Liquid Assets                                                                    915,587    $         916
Deutsche Cash Reserve Fund                                                       150,000,000          150,000
Federated Money Market Obligations Trust                                         200,000,000          200,000
One Group Money Market Institutional Shares                                      199,878,552          199,879
                                                                                                -------------
       TOTAL OTHER SHORT-TERM INVESTMENTS                                                             550,795
                                                                                                -------------
TOTAL INVESTMENTS - 100.16% (Cost $8,277,729)                                                       8,277,729
                                                                                                -------------
LIABILITIES, NET OF OTHER ASSETS - (0.16%)                                                            (12,822)
                                                                                                -------------
TOTAL NET ASSETS - 100%                                                                         $   8,264,907
                                                                                                =============




                             See accompanying notes

--------------------------------------------------------------------------------
AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO


SCHEDULE OF INVESTMENTS DECEMBER 31, 2001 (continued)
--------------------------------------------------------------------------------
 in thousands, except share amounts


Based on the cost of investments of $8,277,729 for federal income tax purposes at December 31, 2001, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.

(B) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(C) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.

(D) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,741,337 or 21.07% of net assets.

(E) Rates associated with money market securities represent discount rate at time of purchase.

ABBREVIATIONS:
AB  - Company
AG - Company
LLC - Limited Liability Company
LP - Limited Partnership
NA - National Association





                             See accompanying notes



--------------------------------------------------------------------------------
AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2001
--------------------------------------------------------------------------------
 in thousands


ASSETS:
        Investments in securities at value  (cost - $8,277,729) ...   $8,277,729
        Dividends and interest receivable .........................       23,601
                                                                      ----------
TOTAL ASSETS ......................................................    8,301,330
                                                                      ----------
LIABILITIES:
        Payable for investments purchased .........................       35,202
        Management and investment advisory fees payable (Note 2) ..        1,068
        Other liabilities .........................................          153
                                                                      ----------
TOTAL LIABILITIES .................................................       36,423
                                                                      ----------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS ..........   $8,264,907
                                                                      ==========




                             See accompanying notes



--------------------------------------------------------------------------------
AMR Investment Services Trust Money Market Portfolio


Statement of Operations Year Ended December 31, 2001
--------------------------------------------------------------------------------
 in thousands


INVESTMENT INCOME:
        Interest income ..........................................      $404,114
                                                                        --------
             TOTAL INVESTMENT INCOME .............................       404,114
                                                                        --------
EXPENSES:
        Management and investment advisory fees (Note 2) .........         9,977
        Custodian fees ...........................................           301
        Professional fees ........................................           106
        Other expenses ...........................................           264
                                                                        --------
             TOTAL EXPENSES ......................................        10,648
                                                                        --------
NET INVESTMENT INCOME ............................................       393,466
                                                                        --------
REALIZED GAIN ON INVESTMENTS:
        Net realized gain on investments .........................         1,556
                                                                        --------
              NET GAIN ON INVESTMENTS ............................         1,556
                                                                        --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............      $395,022
                                                                        ========


                             See accompanying notes



--------------------------------------------------------------------------------------------------------
AMR Investment Services Trust Money Market Portfolio


Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------
in thousands


                                                                          Year Ended December 31,
                                                                      -------------------------------
                                                                          2001              2000
                                                                      -------------    --------------


INCREASE IN NET ASSETS:
OPERATIONS:
        Net investment income ......................................   $    393,466    $    278,877
        Net realized gain on investments ...........................          1,556             144
                                                                       ------------    ------------
              TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        395,022         279,021
                                                                       ------------    ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
        Contributions ..............................................     72,574,660      35,867,580
        Withdrawals ................................................    (69,694,620)    (34,808,427)
                                                                       ------------    ------------
              NET INCREASE IN NET ASSETS RESULTING FROM
                  TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ..      2,880,040       1,059,153
                                                                       ------------    ------------
Net increase in net assets .........................................      3,275,062       1,338,174
                                                                       ------------    ------------
Net Assets:
        Beginning of period ........................................      4,989,845       3,651,671
                                                                       ------------    ------------
        END OF PERIOD ..............................................   $  8,264,907    $  4,989,845
                                                                       ============    ============



                             See accompanying notes



-----------------------------------------------------------------------------------------
AMR Investment Services Trust Money Market Portfolio


Financial Highlights
-----------------------------------------------------------------------------------------

The following ratios have been derived from information provided in the financial statements.

                                                       MONEY MARKET
                                      -------------------------------------------------
                                                          TWO MONTHS
                                            YEAR ENDED      ENDED         YEAR ENDED
                                           DECEMBER 31,   DECEMBER 31,    OCTOBER 31,
                                     --------------------------------------------------
                                      2001   2000   1999     1999     1998    1997
                                     ------  -----  -----    -----   ------  -----


Total Return: ..................      4.30%    N/A     N/A     N/A     N/A     N/A
Ratios to Average Net Assets:
      Expenses .................      0.11%   0.11%   0.11%   0.11%   0.16%   0.16%
      Net investment income ....      3.95%   6.40%   5.77%   5.11%   5.56%   5.52%







                             See accompanying notes

--------------------------------------------------------------------------------
AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2001 (CONTINUED)


NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, (the "Portfolio"). The assets of the Portfolio belong only to that Portfolio, and the liabilities of the Portfolio are borne solely by that Portfolio and no other.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

The following is a summary of the significant accounting policies followed by the Portfolio.

SECURITY VALUATION
Securities of the Portfolio are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

FEDERAL INCOME AND EXCISE TAXES
The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

REPURCHASE AGREEMENTS
Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by the Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated

NOTE 2-TRANSACTIONS WITH AFFILIATES
MANAGEMENT AGREEMENT
The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to the Portfolio. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolio .10% of the average daily net assets of the Portfolio.

OTHER
Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $20,000 plus $1,250 for each Board meeting attended. For the year ended December 31, 2001, the cost of air transportation was not material to the Portfolio.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
AMR Investment Services Money Market Portfolio

We have audited the accompanying statement of assets and liabilities of the AMR Investment Services Money Market Portfolio, ("the Portfolio") including the schedule of investments, as of December 31, 2001, and the related statement of operations, the statement of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian or other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AMR Investment Services Money Market Portfolio at December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP
                                                           ---------------------


Dallas, Texas
February 14, 2002

           The Trustees and officers of the AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-four funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds.

                               POSITION, TERM OF OFFICE
                              AND LENGTH OF TIME SERVED
                                  WITH THE AMR TRUST
NAME, AGE AND ADDRESS                                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------                                   ---------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
                                       TERM
                             Lifetime of Trust until
                             removal, resignation or
                                   retirement*

William F. Quinn** (54)       Trustee since 1987 and    President, AMR Investment Services, Inc. (1986-Present); Chairman, American
                               President since 1986     Airlines Employees Federal Credit Union (1989-Present); Director, Crescent
                                                        Real Estate Equities, Inc. (1994-Present); Member, Southern Methodist
                                                        University Cox School of Business Advisory Board (1999-Present);
                                                        Director, Southern Methodist University Endowment Fund Advisory Board
                                                        (1996-Present); Member, New York Stock Exchange Pension Manager's
                                                        Advisory Committee (1997-1998, 2000-Present); Trustee, American
                                                        AAdvantage Funds (1987-Present); Trustee, American AAdvantage Mileage
                                                        Funds (1995-Present); Trustee, American AAdvantage Select Funds
                                                        (1999-Present).

Alan D. Feld** (65)             Trustee since 1996      Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present);
1700 Pacific Avenue                                     Director, Clear Channel Communications (1984-Present); Trustee, CenterPoint
Suite 4100                                              Properties (1994-Present); Trustee, American AAdvantage Funds
Dallas, Texas  75201                                    (1996-Present); Trustee, American AAdvantage Mileage Funds (1996-Present);
                                                        Trustee, American AAdvantage Select Funds (1999-Present).

------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
                                       TERM
                             Lifetime of Trust until
                             removal, resignation or
                                   retirement*

Dee J. Kelly, Jr. (41)          Trustee since 2001      Partner, Kelly, Hart & Hallman (law firm) (1985-Present); Trustee, American
201 Main Street                                         AAdvantage Funds (2001-Present); Trustee, American AAdvantage Mileage Funds
Suite 2500                                              (2001-Present); Trustee, American AAdvantage Select Funds (2001-Present).
Fort Worth, Texas 76102

Stephen D. O'Sullivan (66)      Trustee since 1987      Consultant (1994-Present); ); Trustee, American AAdvantage Funds
                                                        (1987-Present); Trustee, American AAdvantage Mileage Funds (1995-Present);
                                                        Trustee, American AAdvantage Select Funds (1999-Present).

R. Gerald Turner (56)           Trustee since 2001      President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                                ChemFirst (1986-Present); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                                (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                                     (2001-Present); Member, United Way of Dallas Board of Directors; Member,
                                                        Salvation Army of Dallas Board of Directors; Member, Methodist Hospital
                                                        Advisory Board; Member, Knight Commission on Intercollegiate Athletics;
                                                        Member, National Association of Independent Colleges and Universities
                                                        Board of Directors; Trustee, American AAdvantage Funds (2001-Present);
                                                        Trustee, American AAdvantage Mileage Funds (2001-Present); Trustee,
                                                        American AAdvantage Select Funds (2001-Present).

------------------------------------------------------- ----------------------------------------------------------------------------





                                      -21-




                             POSITION, TERM OF OFFICE
                              AND LENGTH OF TIME SERVED
                                  WITH THE AMR TRUST
NAME, AGE AND ADDRESS                                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------                                   ---------------------------------------------------------------------

----------------------------- --------------------------- --------------------------------------------------------------------------
NON-INTERESTED TRUSTEES (CONT.)
Kneeland Youngblood (46)     Trustee since 1996      Managing  Partner,  Pharos  Capital Group,  LLC (a private  equity firm)
100 Crescent Court                                   (1998-Present); Trustee,  The  Hockaday  School  (1997-Present);  Director,
Suite 1740                                           Starwood  Hotels and Resorts (2001-Present);  Member, Council on Foreign
Dallas, Texas  75201                                 Relations (1995-Present);  Director, Just For the Kids (1995-Present);
                                                     Director,  L&B Realty Advisors (1998-2000);  Trustee,  Teachers Retirement
                                                     System of Texas (1993-1999); Director, United States Enrichment
                                                     Corporation (1993-1998), Director, Starwood Financial Trust (1998-2001);
                                                     Trustee, American AAdvantage Funds (1996-Present); Trustee, American
                                                     AAdvantage Mileage Funds (1996-Present); Trustee, American AAdvantage
                                                     Select Funds (1999-Present).

---------------------------------------------------- -------------------------------------------------------------------------------

OFFICERS
                                    TERM
                                  One Year

Nancy A. Eckl (39)             VP since 1990         Vice President, Trust Investments, AMR Investment Services, Inc.
                                                     (1990-Present).

Michael W. Fields (48)         VP since 1989         Vice President, Fixed Income Investments, AMR Investment Services, Inc.
                                                     (1988-Present).

Barry Y. Greenberg (38)       VP and Assistant       Vice President, Legal and Compliance, AMR Investment Services, Inc.
                             Secretary since 1995    (1995-Present).

Rebecca L. Harris (35)       Treasurer since 1995     Vice President, Finance, AMR Investment Services, Inc. (1995-Present).

John B. Roberson (43)           VP since 1989         Vice President, Director of Sales, AMR Investment Services, Inc.
                                                      (1991-Present).

Robert J. Zutz (49)          Secretary since 1998     Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW
2nd Floor
Washington, D.C. 20036

--------------------------------------------------------------------------------
     * The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the AMR Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the AMR Trust's investment advisers.